CONVERTIBLE NOTE, NET - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended					14 Months Ended
	Jul. 22, 2020 USD ($)	Sep. 30, 2021 CNY (¥) trading_days	Sep. 30, 2021 USD ($) trading_days	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($) $ / shares	Jul. 31, 2017 $ / shares	Oct. 31, 2016 $ / shares	Apr. 30, 2016 $ / shares
Debt Instrument [Line Items]
Warrants and rights granted weight average life	5 years
Debt instrument conversion price percentage		80.00%	80.00%
Share price | $ / shares									$ 0.05	$ 0.04	$ 0.03
Debt instrument convertible threshold consecutive trading days | trading_days		60	60
Average daily trading volume | $								$ 15,000
Percentage of warrants to purchase ADS		4.00%					4.00%	4.00%
Proceeds from convertible notes		¥ 113,236	$ 17,574	¥ 163,565	$ 24,018
Adjustments to additional paid in capital warrants issued | ¥		546		6,564			¥ 7,176
Accretion of interest expenses		¥ 1,988	$ 309	¥ 214		¥ 15,777
Warrants to subscribe ADS [Member]
Debt Instrument [Line Items]
Class of warrants or rights exercise price as a percentage of volume weighted average price of the shares		110.00%					110.00%	110.00%
Number of tradings days for determning the share price		60 days	60 days
ADS [Member]
Debt Instrument [Line Items]
Minimum threshold on offering value | $								$ 50,000
Minimum threshold on period for offering after the debt issuance date		18 months	18 months
Share price | $ / shares								$ 22.00
July Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes term yield percentage		18.12%					18.12%	18.12%
September Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes term yield percentage		25.58%					25.58%	25.58%
July And September Convertible Notes
Debt Instrument [Line Items]
Fair value of convertible notes | ¥		¥ 264,082					¥ 264,082
Proceeds from convertible notes | ¥		5,369
Warrants and notes discount on notes | ¥		¥ 7,176
Maximum
Debt Instrument [Line Items]
Debt annual interest rate		25.00%					25.00%	25.00%
Notes payable series 1 [Member]
Debt Instrument [Line Items]
Debt annual interest rate		4.00%					4.00%	4.00%
Notes payable series 2 [Member]
Debt Instrument [Line Items]
Debt annual interest rate		6.00%					6.00%	6.00%
Notes payable series 3 [Member]
Debt Instrument [Line Items]
Debt annual interest rate		7.00%					7.00%	7.00%
Notes payable series 4 [Member]
Debt Instrument [Line Items]
Debt annual interest rate		8.00%					8.00%	8.00%
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | $	$ 100,000
Debt term	4 years
Convertible Debt [Member] | July Convertible Notes [Member]
Debt Instrument [Line Items]
Debt conversion price | $ / shares								$ 11.2508
Convertible Debt [Member] | September Convertible Notes [Member]
Debt Instrument [Line Items]
Debt conversion price | $ / shares								$ 10.1003
Convertible Debt [Member] | Series 1 note [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		¥ 326,790					¥ 326,790	$ 48,824
Convertible Debt [Member] | Series 1 note [Member] | Interest payable in cash annually [Member]
Debt Instrument [Line Items]
Debt annual interest rate		7.50%					7.50%	7.50%
Convertible Debt [Member] | Series 1 note [Member] | Interest payable in cash at maturity [Member]
Debt Instrument [Line Items]
Debt annual interest rate		7.50%					7.50%	7.50%
Convertible Debt [Member] | Series Two Note | Interest payable in cash annually [Member]
Debt Instrument [Line Items]
Debt annual interest rate		3.50%					3.50%	3.50%
Convertible Debt [Member] | Series Two Note | Interest payable in cash at maturity [Member]
Debt Instrument [Line Items]
Debt annual interest rate		13.50%					13.50%	13.50%